Non-Controlling Interests - Narrative (Details)	Jun. 30, 2020 CAD ($)	Aug. 18, 2019	Jun. 30, 2019 CAD ($)	May 07, 2018 CAD ($) founder shares	Mar. 22, 2018 CAD ($) $ / shares shares	Nov. 14, 2017 CAD ($) shares	Aug. 19, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($)
Disclosure of information about unconsolidated subsidiaries [line items]
Equity	$ 2,126,450,000		$ 4,387,374,000					$ 1,552,925,000
Consideration transferred			$ 3,181,453,000
Aurora Nordic
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interest	51.00%		51.00%
Hempco
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interest		51.00%
Percentage of voting equity interests acquired				52.30%	35.10%	22.30%
Number of units acquired (in shares) | shares						10,558,676
Par value per unit (in CAD per share)						$ 0.3075
Proceeds from issuing other equity instruments						$ 3,200,000
Number of share purchase warrants exercised (in shares) | shares					10,558,676
Exercise price of warrants (in CAD per share) | $ / shares					$ 0.41
Exercise cost of warrants					$ 4,300,000
Number of shares under call option agreement with majority owners (in shares) | shares				10,754,942
Number of founders holding call options to be exercised | founder				2
Exercise price of call options (in CAD per share)				$ 0.40
Exercise cost of call options				$ 4,300,000
Number of shares issued for acquisition (in shares) | shares							217,554
Number of shares reserved for issuance (in shares) | shares							20,217
Equity							$ 18,300,000
Consideration transferred							20,400,000
Non-Controlling Interests
Disclosure of information about unconsolidated subsidiaries [line items]
Equity	$ (24,356,000)		$ 4,410,000					$ 4,562,000
Non-Controlling Interests | Hempco
Disclosure of information about unconsolidated subsidiaries [line items]
Equity							$ 2,100,000